Taxes payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract]
Summary of taxes payable

	December 31, 2024	December 31, 2023

Taxes on revenues	2,347	1,738
Income taxes (a)	3,642	1,872
Other taxes payable	451	292
Taxes payable	6,440	3,902

(a)The increase in income taxes payable is mainly attributable to GPMS and Nexus forming part of the Group from April 2024 and July 2024, respectively.